Business Acquisitions (Details) (2) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 25, 2013 Asia Offshore Drilling
Business Acquisition [Line Items]
Cash and cash equivalents				$ 1
Current assets				1
Drilling units				633
Non-current assets				633
Construction obligation				(316)
Other current liabilities				(8)
Current liabilities				(324)
Non-current liabilities				0
Net assets acquired				310
Net book value of equity investment				185
Fair value of previously held equity investment				195
Gain on re-measurement of previously held equity investment	18	169	0	10
Fair value of establishment of non-controlling interest				100
Bargain purchase
Fair value of establishment of non-controlling interest				100
Fair value of previously held equity investment				195
Fair value of the consideration received				295
Gain on bargain purchase	$ 32	$ 0	$ 0	$ 15